Equity (Details)					12 Months Ended
	Apr. 29, 2019 USD ($) $ / shares shares	Apr. 16, 2019 USD ($)	Aug. 02, 2018	Mar. 15, 2018	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Oct. 31, 2018 USD ($)	Oct. 31, 2018 CNY (¥)	Sep. 28, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	May 10, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Apr. 30, 2017 USD ($)	Apr. 30, 2017 CNY (¥)	Apr. 25, 2017	Jul. 23, 2012 $ / shares shares
Equity (Details) [Line Items]
Common stock, shares authorized					30,000,000	30,000,000
Common stock, par value (in Dollars per share) | $ / shares					$ 0.01	$ 0.01
Statutory reserve				the Board of Directors adopted a consent resolution to effectuate a forward stock split to sub-divide the original 50,000 issued ordinary shares of a nominal or par value of US$1 in the capital of the Company into 5,000,000 ordinary shares of a nominal or par value of US$0.01. Following such stock split, the Board of Directors on Mach 16, 2018, approved an increase of the authorized ordinary shares to 30,000,000 shares. On March 20, 2018, the Board of Directors adopted another consent resolution to decrease the issued and outstanding ordinary shares to 3,200,000, by way of share surrender by then existing shareholders on a pro rata basis and related cancelation. All the existing shareholders and directors of the Company consider the stock split of original 50,000 ordinary shares on March 15, 2018 and the subsequent reorganization of shares by way of share surrender on March 20, 2018 as part of the company’s recapitalization to result in 3,200,000 ordinary shares issued and outstanding prior to completion of its initial public offering.
Common stock, shares issued					4,381,033	4,381,033
Common stock, shares outstanding					4,381,033	4,381,033
Percentage of statutory reserve after tax					10.00%
Percentage of reserve out of registered capital					50.00%
Statutory reserve (in Dollars) | $					$ 323,820	$ 231,424
Increase in subscription capital | $							$ 57,236
Warrants issued for services, description			the company issued warrants to underwriter (Network 1 Financial Securities, Inc.) and its employees to purchased 59,052 ordinary shares at an exercise price of 125% of the IPO price, namely $6.25 dollars per share, at any time or from time to time from August 13, 2019 (the “Exercise Date”), and at or before 5:00 p.m., Eastern time, February 14, 2022 (the “Expiration Date”).
Granted of warrants (in Dollars) | $		$ 295,260
Distance Learning [Member]
Equity (Details) [Line Items]
Ownership percentage												65.00%
Individual Shareholders Three [Member]
Equity (Details) [Line Items]
Ownership percentage												35.00%
Guizhou Huafu [Member]
Equity (Details) [Line Items]
Ownership percentage																	51.00%
RMB [Member]
Equity (Details) [Line Items]
Ownership percentage																	49.00%
Capital contribution | $										$ 11,447			$ 30,526		$ 10,882
RMB [Member]
Equity (Details) [Line Items]
Capital contribution | ¥											¥ 75,000
Increase in subscription capital | ¥								¥ 375,000
RMB [Member] | RMB [Member]
Equity (Details) [Line Items]
Capital contribution | ¥														¥ 200,000		¥ 75,000
IPO [Member]
Equity (Details) [Line Items]
Number of ordinary shares	1,181,033
Price per share (in Dollars per share) | $ / shares	$ 5.00
Total gross proceeds (in Dollars) | $	$ 5,900,000
Minimum [Member]
Equity (Details) [Line Items]
Ownership percentage					20.00%
Minimum [Member] | RMB [Member]
Equity (Details) [Line Items]
Increase in subscription capital | ¥									¥ 5,000,000
Maximum [Member]
Equity (Details) [Line Items]
Ownership percentage					50.00%
Maximum [Member] | RMB [Member]
Equity (Details) [Line Items]
Increase in subscription capital | ¥									¥ 6,250,000
Ordinary Shares [Member]
Equity (Details) [Line Items]
Common stock, shares authorized																		50,000
Common stock, par value (in Dollars per share) | $ / shares																		$ 1.00
Capital contributions shares																		50,000